BUSINESS ACQUISITION (Details Narrative) - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 22, 2021	Dec. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2021
Trademarks [Member]
Business Combination [Line Items]
Business acquisition, amortization period of intangible assets acquired					10 years
Zhuge Inc [Member]
Business Combination [Line Items]
Business acquisition date of acquisition agreement		Dec. 08, 2021
Business acquisition percentage of voting interests acquired		100.00%
Business combination cash consideration		¥ 93,500	¥ 93,500
Ordinary shares issued in business acquisition	30,463	30,463
Impairment of intangible assets finite lived
Zhuge Inc [Member] | Trademarks [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired	¥ 2,840					¥ 2,840
Business acquisition, amortization period of intangible assets acquired	10 years
Zhuge Inc [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired	¥ 720					720
Business acquisition, amortization period of intangible assets acquired	4 years
Zhuge Inc [Member] | Order or Production Backlog [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired	¥ 8,560					8,560
Business acquisition, amortization period of intangible assets acquired	4 years
Zhuge Inc [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired	¥ 6,400					¥ 6,400
Business acquisition, amortization period of intangible assets acquired	7 years